UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09613

Legg Mason Investment Trust, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

Or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CAPITAL MANAGEMENT

OPPORTUNITY TRUST

FORM N-Q

MARCH 31, 2010

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 19.3%
Diversified Consumer Services - 0.3%
Corinthian Colleges Inc.	384,012	$6,754,771	*

Hotels, Restaurants & Leisure - 4.2%
Boyd Gaming Corp.	4,200,000	41,496,000	*
International Game Technology	950,000	17,527,500
MGM MIRAGE	2,899,725	34,796,700	*

Total Hotels, Restaurants & Leisure		93,820,200

Household Durables - 4.6%
Lennar Corp., Class A Shares	2,422,244	41,686,819
Pulte Homes Inc.	2,670,581	30,044,036	*
Ryland Group Inc.	1,331,687	29,883,057

Total Household Durables		101,613,912

Internet & Catalog Retail - 5.3%
Amazon.com Inc.	390,000	52,934,700	*(a)
Expedia Inc.	2,550,000	63,648,000

Total Internet & Catalog Retail		116,582,700

Leisure Equipment & Products - 4.7%
Eastman Kodak Co.	18,000,000	104,220,000	*(b)

Media - 0.2%
Spot Runner Inc.	10,250,359	3,690,129	(b)(c)(d)(e)

TOTAL CONSUMER DISCRETIONARY		426,681,712

FINANCIALS - 38.4%
Capital Markets - 2.4%
Apollo Investment Corp.	1,026,717	13,070,107
Ares Capital Corp.	2,078,583	30,846,172
Solar Capital Ltd.	450,000	9,513,000	*

Total Capital Markets		53,429,279

Commercial Banks - 1.0%
First Interstate BancSystem Inc., Class A Shares	569,900	9,260,875	(b)
Synovus Financial Corp.	3,700,000	12,173,000

Total Commercial Banks		21,433,875

Consumer Finance - 2.1%
SLM Corp.	3,741,132	46,838,973	*

Diversified Financial Services - 5.8%
Bank of America Corp.	2,000,000	35,700,000
Citigroup Inc.	22,941,800	92,914,289	*

Total Diversified Financial Services		128,614,289

Insurance - 22.4%
AFLAC Inc.	980,000	53,204,200
Assured Guaranty Ltd.	5,800,000	127,426,000
Genworth Financial Inc., Class A Shares	4,600,000	84,364,000	*
Hartford Financial Services Group Inc.	3,000,000	85,260,000
Prudential Financial Inc.	850,000	51,425,000
XL Capital Ltd., Class A Shares	4,900,000	92,610,000

Total Insurance		494,289,200

Real Estate Investment Trusts (REITs) - 2.3%
Ellington Financial LLC	2,500,000	49,375,000	*(b)(c)(d)(e)(f)

Real Estate Management & Development - 0.5%
Domus Co. Investment Holdings LLC	95,000,000	10,288,500	(c)(d)(e)

Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp.	3,800,000	41,686,000	*

TOTAL FINANCIALS		845,955,116

HEALTH CARE - 2.7%
Biotechnology - 1.6%
Human Genome Sciences Inc.	475,000	14,345,000	*
Mannkind Corp.	3,213,209	21,078,651	*

Total Biotechnology		35,423,651

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY		SHARES	VALUE
Health Care Providers & Services - 1.1%
CIGNA Corp.		700,000	$25,606,000

TOTAL HEALTH CARE			61,029,651

INDUSTRIALS - 10.7%
Airlines - 10.3%
Delta Air Lines Inc.		5,800,000	84,622,000	*
UAL Corp.		7,300,000	142,715,000	*

Total Airlines			227,337,000

Electrical Equipment - 0.4%
Broadwind Energy Inc.		1,775,200	7,935,144	*

TOTAL INDUSTRIALS			235,272,144

INFORMATION TECHNOLOGY - 7.9%
Internet Software & Services - 3.9%
Market Leader Inc.		4,513,007	9,026,014	*(b)
Monster Worldwide Inc.		2,895,600	48,095,916	*
Yahoo! Inc.		1,700,000	28,101,000	*

Total Internet Software & Services			85,222,930

Software - 4.0%
CA Inc.		1,400,000	32,858,000
Red Hat Inc.		1,900,000	55,613,000	*

Total Software			88,471,000

TOTAL INFORMATION TECHNOLOGY			173,693,930

INVESTMENT FUNDS - 3.7%
AP Alternative Assets, LP		3,750,000	27,000,000	(e)
Aston Capital Partners LP		25,000,000	15,980,000	(c)(d)(e)
Pangaea One LP		40,050,845	38,188,481	(b)(c)(d)(e)

TOTAL INVESTMENT FUNDS			81,168,481

TELECOMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 4.0%
Level 3 Communications Inc.		53,758,302	87,088,449	*

Wireless Telecommunication Services - 9.3%
Clearwire Corp., Class A Shares		2,800,000	20,020,000	*
NII Holdings Inc.		2,300,000	95,818,000	*
Sprint Nextel Corp.		23,700,000	90,060,000	*(a)

Total Wireless Telecommunication Services			205,898,000

TOTAL TELECOMMUNICATION SERVICES			292,986,449

UTILITIES - 3.4%
Independent Power Producers & Energy Traders - 3.4%
AES Corp.		6,900,000	75,900,000	*

TOTAL COMMON STOCKS (Cost - $2,013,050,871)			2,192,687,483

	RATE
CONVERTIBLE PREFERRED STOCKS - 5.5%
FINANCIALS - 2.3%
Commercial Banks - 2.3%
Fifth Third Bancorp	8.500%	380,000	51,748,400	(b)

INFORMATION TECHNOLOGY - 3.2%
Internet Software & Services - 3.2%
Ning Inc.		7,796,420	64,710,286	(b)(c)(d)(e)
Sermo Inc. Series C Cv.		2,783,874	5,010,973	(b)(c)(d)(e)

TOTAL INFORMATION TECHNOLOGY			69,721,259

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $63,017,170)			121,469,659

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BOND & NOTE - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Sermo Bridge Loan (Cost - $1,222,445)	1.000%	1/1/49	$1,222,445	$1,222,445	(b)(c)(d)(e)

		EXPIRATION DATE	WARRANTS
WARRANTS - 3.1%
Bank of America Corp.		1/16/19	4,000,000	38,040,000	*
JPMorgan Chase and Co.		10/28/18	2,000,000	30,740,000	*

TOTAL WARRANTS (Cost - $55,246,560)				68,780,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,132,537,046)				2,384,159,587

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Banc of America repurchase agreement dated 3/31/10; Proceeds at maturity - $5,545,080; (Fully collateralized by U.S. government obligation, 2.375% due 2/28/15; Market value - $5,666,146)	0.000%	4/1/10	5,545,080	5,545,080
Goldman Sachs & Co. repurchase agreement dated 3/31/10; Proceeds at maturity - $5,545,082; (Fully collateralized by U.S. government agency obligation, 4.300% due 3/30/20; Market value - $5,660,000)	0.010%	4/1/10	5,545,081	5,545,081

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,090,161)				11,090,161

TOTAL INVESTMENTS - 108.6% (Cost - $2,143,627,207#)				2,395,249,748
Liabilities in Excess of Other Assets - (8.6)%				(190,650,250)

TOTAL NET ASSETS - 100.0%				$2,204,599,498

*	Non-income producing security.

(a)	All or a portion of this security is pledged to cover future purchase commitments at March 31, 2010.

(b)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2010, the total market value of Affiliated Companies was $336,452,603 and the cost was $398,337,388.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(e)	Restricted security.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Opportunity Trust (the “Fund”) is a separate non-diversified series of Legg Mason Investment Trust, Inc. (the “Corporation”). The Corporation, a Maryland business corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$422,991,583	—	$3,690,129	$426,681,712
Financials	786,291,616	—	59,663,500	845,955,116
Investment funds	—	$27,000,000	54,168,481	81,168,481
Other common stocks	838,882,174	—	—	838,882,174
Convertible preferred stocks	51,748,400	—	69,721,259	121,469,659
Corporate bond & note	—	—	1,222,445	1,222,445
Warrants	68,780,000	—	—	68,780,000

Total long-term investments	$2,168,693,773	$27,000,000	$188,465,814	$2,384,159,587

Short-term investments†	—	11,090,161	—	11,090,161

Total investments	$2,168,693,773	$38,090,161	$188,465,814	$2,395,249,748

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	CORPORATE BONDS & NOTES	TOTAL
Balance as of December 31, 2009	$108,422,860	$69,721,259	$1,194,085	$179,338,204
Accrued premiums/discounts	—	—	—	—
Realized gain/(loss)(1)	—	—	—	—
Change in unrealized appreciation (depreciation)(2)	7,886,640	—	—	7,886,640
Net purchases (sales)	1,212,610	—	28,360	1,240,970
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of March 31, 2010	$117,522,110	$69,721,259	$1,222,445	$188,465,814

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010(2)	$7,886,640	—	—	$7,886,640

(1)	This amount is included in net realized gain (loss) from investment transactions.
(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Restricted Securities. Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined under policies approved by the Board of Directors in absence of readily ascertainable market values.

Notes to Schedule of Investments (unaudited) (continued)

Security	Number of Units/ Shares/ Interest	Acquisition Date(s)		Cost	Fair Value at 03/31/10	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
AP Alternative Assets, LP	3,750,000	06/06		$75,000,000	$27,000,000	$7.20	1.22%	—	—
Aston Capital Partners LP	25,000,000	11/05		25,000,000	15,980,000	$0.64	0.72%	—	—
Domus Co. Investment Holdings LLC	95,000,000	04/07		95,000,000	10,288,500	$0.11	0.47%	—	—
Ellington Financial LLC	2,500,000	08/07		50,000,000	49,375,000	$19.75	2.24%	$3,125,000	—
NING Inc.	7,796,420	07/07		25,000,000	64,710,286	$8.30	2.93%	—	—
Pangaea One LP	40,050,845	—	A	40,050,845	38,188,481	$0.95	1.73%	445,530	$33,709,068	D
Sermo Inc., Series C Pfd.	2,783,874	08/07		25,000,000	5,010,973	$1.80	0.23%	—	—
Sermo Inc., Convertible Demand Note	1,222,445	—	B	1,222,445	1,222,445	$1.00	0.06%	—	—
Spot Runner Inc.	10,250,359	—	C	50,000,006	3,690,129	$0.36	0.17%	—	—

				$386,273,296	$215,465,814		9.77%	$3,570,530	$33,709,068

A	Acquisition dates were 08/07, 09/07, 01/08, 03/08, 05/08, 08/08, 10/08, 12/08, 02/09, 05/09, 08/09, 11/09 and 3/10.
B	Acquisition dates were 12/09 and 2/10.
C	Acquisition dates were 03/07, 06/07 and 01/08.
D	In the normal course of operations, the Fund makes commitments to invest in businesses. At March 31, 2010, the Fund had open commitments of $33,709,068.

(e) Illiquid securities. Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$827,922,984
Gross unrealized depreciation	(576,300,443)

Net unrealized appreciation	$251,622,541

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Fund did not invest in any derivative instruments.

4. Transactions With Affiliated Companies

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2010:

Company	Affiliate Mkt Value at 12/31/09	Purchased		Sold		Current Yr. Amortization Div/Interest Income	Affiliate Mkt Value at 3/31/10	Realized Gain/Loss
		Cost	Shares/Par	Cost	Shares/Par
Convera Corp. A	$1,079,865			$19,997,501	4,443,889		—	$(19,264,268)
Eastman Kodak Co.	73,428,000	$2,698,421	600,000				$104,220,000
Ellington Financial LLC	47,500,000					$3,125,000	49,375,000
Fifth Third Bancorp	45,220,000					807,500	51,748,400
First Interstate BancSystem, Inc. B	—	8,263,550	569,900			64,114	9,260,875
Market Leader Inc.	9,477,315						9,026,014
Ning, Inc.	64,710,286						64,710,286
Pangaea One, LP	33,389,231	1,282,890	N/A	70,280	N/A	445,530	38,188,481
Sermo Inc., Series C Pfd.	5,010,973						5,010,973
Sermo Inc., Convertible Demand Note	1,194,085	28,360	28,360				1,222,445
Spot Runner, Inc.	3,690,129						3,690,129

	$284,699,884	$12,273,221		$20,067,781		$4,442,144	$336,452,603	$(19,264,268)

A	This company is no longer an affiliated company.
B	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: May 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date: May 26, 2010